Concentration of Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of Risk

Note 16 – Concentration of Risk

a)	Major Customers

For the twelve months ended December 31, 2021, the Company generated total net revenue of $73,201, of which two customers, accounted for 14.7% and 85.3% of our total revenue, amounting to $10,782 and $62,419.

For the twelve months ended December 31, 2022, the Company generated total net revenue of $515,348, of which only one customer accounted for 82.7% of our total revenue, amounting to $426,264.

These sources of income were derived from the provision of design and consultancy services of network topology for satellite transmission infrastructure and interconnectivity platform and configuration and commissioning services of network equipment and radio transmission platform provided by Customer E.

	For the year ended December 31,
	2022	2021	2022	2021	2022	2021
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$30,678	$10,782	6.0%	14.7%	$-	$10,782
Customer B	$29,050	$-	5.6%	-	$-	$-
Customer C	$426,264	$-	82.7%	-	$-	$-
Customer D	$29,356	$-	5.7%	-	$-	$-
Customer E*	$-	$62,419	-	85.3%	$-	$-
Total	$515,348	$73,201	100.0%	100.0%	$-	$10,782

*	The revenue of $62,419, is derived before the acquisition of Customer E, hence, no elimination has been performed.

b)	Major Vendors

For the twelve months ended December 31, 2021, the Company does not incur any cost of revenue and hence there was no supplier accounted for more than 10% of the Company’s cost of revenue.

For the twelve months ended December 31, 2022, the Company incurred cost of revenue of $276,042, of which there was no supplier who accounted for 10% or more of the Company’s purchases nor with significant outstanding payables.

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Risks are substantially mitigated as payments are progressive based on work completed.